Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares subject to possible redemption, value of per share	$ 10.35	$ 10.27
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Old Glory Holding Co [Member]
Common stock, par value		$ 0.0001
Amortized cost	$ 203,357	$ 163,257	$ 434
Common Class A [Member]
Ordinary shares subject to possible redemption, shares	17,250,000	17,250,000	0
Ordinary shares subject to possible redemption, value of per share	$ 10.35	$ 10.27	$ 0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Ordinary shares subject to possible redemption	17,250,000	17,250,000	17,250,000
Common Class A [Member] | Old Glory Holding Co [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	21,676,674	21,674,662	21,228,923
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000
Common Class B [Member] | Old Glory Holding Co [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	22,948.379	22,268,066	20,457,355
Common Class B [Member] | Over-Allotment Option [Member]
Ordinary shares that were subject to forfeiture	750,000	750,000	750,000
Common Class B [Member] | Over-Allotment Option [Member] | Old Glory Holding Co [Member]
Ordinary shares that were subject to forfeiture		750,000,000	750,000,000